WARRANTS	6 Months Ended
Jun. 30, 2021
WARRANTS
NOTE 6 - WARRANTS

NOTE 6 – WARRANTS

From January 2021 through June 2021, the Company issued 14,010,000 warrants in connection with incentive grants to new Scientific Advisory Board and employee members. During the six months ended June 30, 2021, one of these individuals exercised 10 million warrants.

The fair value of each warrant is estimated using the Black-Scholes valuation model on the date of issuance and if needed at each period end. Assumptions used in calculating the fair value during the six-months ended June 30, 2021 were as follows:

Weighted Average Inputs Used

Annual dividend yield	$-
Expected life (years)	2.7 to 5.0
Risk-free interest rate	0.23% to 0.42%
Expected volatility	93.09% to 98.81%
Common stock price	$0.0230 to $3.0900

Since the expected life of the warrants was greater than the Company’s historical stock information available, the Public Company determined the expected volatility based on price fluctuations of comparable public companies.

The issuances, exercises and pricing re-sets during the six months ended June 30, 2021, are as follows:

Outstanding at December 31, 2020	76,369,112
Issuances	14,010,000
Exercises	(21,583,333)
Anti-Dilution/Modification	-
Forfeitures/cancellations	(34,728,593)
Outstanding at June 30, 2021	34,067,186
Weighted Average Price at June 30, 2021	$0.0155